INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2011
Unrealized gains and losses on investments

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥28,140	¥45,893

Other Than Temporary Impairment Losses on Investment Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥7,141	¥217	¥341

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

Investments in debt and equity securities at March 31, 2010 and 2011, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2010				2011
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥270,494	¥310,654	¥40,329	¥169	¥271,874	¥327,684	¥57,151	¥1,341
Investment trusts	3,346	3,809	463	—	3,454	3,590	225	89

Total equity securities	273,840	314,463	40,792	169	275,328	331,274	57,376	1,430

Corporate bonds	6,659	6,221	66	504	5,122	4,395	37	764
Hybrid financial instruments	9,867	9,867	—	—	11,976	11,976	—	—
Government bonds and public bonds	2,230	1,999	8	239	2,789	2,423	19	385
Other debt securities	1,166	1,131	35	70	563	554	32	41

Total debt securities	19,922	19,218	109	813	20,450	19,348	88	1,190

Total available-for-sale securities	293,762	333,681	40,901	982	295,778	350,622	57,464	2,620

Held-to-maturity securities:
Corporate bonds	23,904	24,018	194	80	51,901	52,035	208	74
Government bonds and public bonds	24,183	24,173	35	45	18,264	18,189	6	81
Others	—	—	—	—	300	300	0	—

Total held-to-maturity securities	48,087	48,191	229	125	70,465	70,524	214	155

Total	¥341,849	¥381,872	¥41,130	¥1,107	¥366,243	¥421,146	¥57,678	¥2,775

Investments classified by contractual maturity date

At March 31, 2011, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2011
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥12,903	¥12,834	¥31,178	¥31,220
Due after 1 year to 5 years	6,484	5,584	39,287	39,304
Due after 5 years	1,063	930	—	—
Equity securities	275,328	331,274	—	—

	¥295,778	¥350,622	¥70,465	¥70,524

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Realized Investment Gains (Losses)

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥17,028	¥11,375	¥8,500
Gross realized gains	951	746	608
Gross realized losses	3,875	875	445

Unrealized loss position investments

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1,125	¥169	¥—	¥—	¥1,125	¥169
Investment trusts	—	—	—	—	—	—
Corporate bonds	15	3	3,456	501	3,471	504
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	198	2	1,251	237	1,449	239
Other debt securities	92	28	716	42	808	70

Total	¥1,430	¥202	¥5,423	¥780	¥6,853	¥982

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

Schedule of Other Investments Not Readily Marketable

Carrying amounts of these investments at March 31, 2010 and 2011, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2010	2011
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥200,482	¥201,879
Non-marketable equity securities	10,263	15,376
Long-term loans	202	147

Total	¥210,947	¥217,402